Fair Value Measurements	9 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

4.    Fair Value Measurements

The carrying values of the Company’s accounts receivable and accounts payable, approximated their fair values due to the short period of time to maturity or repayment. The carrying values of the Company’s long-term debt approximate their fair values as of December 31, 2013 and 2014, as the debt carries a variable rate or market rates currently available to the Company and other assumptions have not changed significantly.

The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	September 30, 2015
	Level 1	Level 2	Level 3	Total
	(unaudited)
Assets:
Money market funds	$285,079	$—	$—	$285,079
U.S. government agencies	—	105,542	—	105,542
Corporate debt securities	—	80,962	—	80,962
Derivative assets	—	5,313	—	5,313

Total	$285,079	$191,817	$—	$476,896

Liabilities:
Derivative liabilities	$—	$2,325	$—	$2,325

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$—	$316	$—	$316

Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$15,797	$15,797
Derivative liabilities	—	105	—	105

Total	$—	$105	$15,797	$15,902

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$4,028	$4,028

The fair value of the Company’s Level 1 financial instruments is based on quoted market prices in active markets for identical instruments. The fair value of the Company’s Level 2 financial instruments is based on observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data. In addition, level 2 assets and liabilities are comprised of derivative financial instruments associated with hedging activity is further discussed in Note 5. Derivative financial instruments are initially measured at fair value on the contract date and are subsequently remeasured to fair value at each reporting date using inputs such as spot rates and forward rates. There is not an active market for each hedge contract, but the inputs used to calculate the value of the instruments are tied to active markets.

The Company’s Level 3 liabilities measured and recorded on a recurring basis consist of the redeemable convertible preferred stock warrant liability and contingent consideration. The fair value of the warrant liability is calculated using an option-pricing model as discussed in Note 10. Generally, increases or decreases in the fair value of the underlying redeemable convertible preferred stock would result in a directionally similar impact in the fair value measurement of the associated warrant liability. The unexercised warrants to purchase redeemable convertible preferred stock were converted into warrants to purchase shares of Class B common stock upon the closing of the IPO. As a result, the Company revalued and reclassified the redeemable convertible preferred stock liability to additional paid-in capital upon the closing of the IPO. The following table sets forth a summary of the changes in the fair value of the redeemable convertible preferred stock warrant liability (in thousands):

Balance at December 31, 2011	$41
Fair value of redeemable convertible preferred stock warrants issued	410
Change in fair value	37

Balance at December 31, 2012	488
Fair value of redeemable convertible preferred stock warrants issued	170
Change in fair value	3,370

Balance at December 31, 2013	4,028
Settlement of warrant liability upon exercise	(1,503)
Change in fair value	13,272

Balance at December 31, 2014	15,797

Change in fair value (unaudited)	56,655
Settlement of warrant liability upon exercise (unaudited)	(56,678)
Reclassification of unexercised warrants to additional paid in capital upon the IPO (unaudited)	(15,774)

Balance at September 30, 2015 (unaudited)	$—

The Company’s acquisition-related contingent consideration is determined using the Monte Carlo simulation method. The increases or decreases in the fair value of the contingent consideration payable could result from changes in the anticipated fair value of the Company’s common stock, stock price volatility, and probability of various market-based scenarios. As the fair value measure is based on significant inputs that are not observable in the market, they are categorized as Level 3.

The following table sets forth a summary of the changes in the fair value of the acquisition-related contingent consideration (in thousands):

Balance at December 31, 2014	$—
Addition from acquisition	7,704
Change in fair value of contingent consideration	(7,704)

Balance at September 30, 2015	$—

There have been no transfers between fair value measurement levels during 2013 and 2014.